Financial Instruments with Off-Balance-Sheet Risk (Table)	12 Months Ended
Dec. 31, 2024
Financial Instruments with Off-Balance-Sheet Risk
Financial Instruments with Off-Balance-Sheet Risk
	Contract or Notional Amount
	2024	2023

Unused portions of home equity lines of credit	$40,013,611	$37,922,748
Residential and commercial construction lines of credit	25,019,431	42,437,837
Commercial real estate commitments	22,027,158	26,616,600
Commercial and industrial commitments	71,835,542	62,607,413
Other commitments to extend credit	55,238,256	49,931,055
Standby letters of credit and commercial letters of credit	1,735,247	1,683,050
Recourse on sale of credit card portfolio	183,700	192,500
MPF credit enhancement obligation, net (See Note 18)	240,858	241,799